Schedule I - Parent Company Information	12 Months Ended
Dec. 31, 2013
Schedule I - Parent Company Information

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

SCHEDULE I—CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

Parent Company Information

Years Ended December 31, 2013, 2012 and 2011

(All currency expressed in United States dollars in thousands)

	2013		2012		2011
Operating expenses:
General and administrative expense		$3,353		$2,555		$2,676
Long-term incentive compensation expense		499		1,340		638

Total operating expenses		3,852		3,895		3,314

Loss from operations		(3,852)		(3,895)		(3,314)

Other income:
Equity in net income of subsidiaries		193,222		209,036		207,332
Interest income		4		5		—

Net other income		193,226		209,041		207,332

Income before income tax		189,374		205,146		204,018
Income tax expense		—		(83)		—

Net income		189,374		205,063		204,018
Less: Net (income) loss attributable to the noncontrolling interests	(6,565)		1,887		(14,412)

Net income attributable to Textainer Group Holdings Limited common shareholders	$182,809		$206,950		$189,606

Net income attributable to Textainer Group Holdings Limited common shareholders per share:
Basic	$3.25		$4.04		$3.88
Diluted	$3.21		$3.96		$3.80
Weighted average shares outstanding (in thousands):
Basic	56,317		51,277		48,859
Diluted	56,862		52,231		49,839
Other comprehensive income:
Foreign currency translation adjustments		(45)		142		24

Comprehensive income		189,329		205,205		204,042
Comprehensive (income) loss attributable to the noncontrolling interest		(6,565)		1,887		(14,412)

Comprehensive income attributable to Textainer Group Holdings Limited common shareholders		$182,764		$207,092		$189,630

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

SCHEDULE I—CONDENSED BALANCE SHEETS

Parent Company Information

December 31, 2013 and 2012

(All currency expressed in United States dollars in thousands)

	2013	2012
Assets
Current assets:
Cash and cash equivalents	$1,256	$4,055
Prepaid expenses	200	252
Due from affiliates, net	3,302	851

Total current assets	4,758	5,158
Investments in subsidiaries	1,093,789	1,002,734

Total assets	$1,098,547	$1,007,892

Liabilities and Shareholders’ Equity
Current liabilities:
Accrued expenses	$724	$389

Total current liabilities	724	389

Shareholders’ equity:
Common shares	564	558
Additional paid-in capital	366,197	354,448
Accumulated other comprehensive income	69	114
Retained earnings	730,993	652,383

Total shareholders’ equity	1,097,823	1,007,503

Total liabilities and shareholders’ equity	$1,098,547	$1,007,892

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

SCHEDULE I—CONDENSED STATEMENTS OF CASH FLOWS

Parent Company Information

Years ended December 31, 2013, 2012 and 2011

(All currency expressed in United States dollars in thousands)

	2013	2012	2011
Cash flows from operating activities:
Net income attributable to Textainer Group Holdings Limited common shareholders	$189,374	$205,063	$204,018

Adjustments to reconcile net income to net cash provided by operating activities:
Equity in income of subsidiaries	(193,222)	(209,036)	(207,332)
Dividends received from subsidiaries	98,000	76,500	53,500
Share-based compensation	5,694	7,968	6,177
Decrease (increase) in:
Accounts receivable, net	—	50	115
Prepaid expenses	52	(22)	36
Increase (decrease) in:
Accrued expenses	335	(454)	64

Total adjustments	(89,141)	(124,994)	(147,440)

Net cash provided by operating activities	100,233	80,069	56,578

Cash flows from investing activities:
(Decrease) Increase in investments in subsidiaries, net	46	(184,142)	(177)

Net cash provided by (used in) investing activities	46	(184,142)	(177)

Cash flows from financing activities:
Issuance of common shares upon exercise of share options	3,617	4,669	6,065
Issuance of common shares in public offering	—	184,839	—
Dividends paid	(104,199)	(83,473)	(62,549)
Due (from) to affiliates, net	(2,451)	(636)	513

Net cash (used in) provided by financing activities	(103,033)	105,399	(55,971)

Effect of exchange rate changes	(45)	142	24

Net (decrease) increase in cash and cash equivalents	(2,799)	1,468	454

Cash and cash equivalents, beginning of the year	4,055	2,587	2,133

Cash and cash equivalents, end of the year	$1,256	$4,055	$2,587